Discontinued Operation (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014		Mar. 31, 2013	Dec. 31, 2013
Segment Reporting Information [Line Items]
Student Loan portfolio assets held for sale	$ 3,283.6			$ 3,374.5
Indirect overhead expense of Student Lending business	0.8		2.2
Secured debt	5,976.5	[1],[2]		5,952.9	[1],[2]
Discount associated with loans receivable balance	184
FSA	226
Income (loss) from discontinued operation	2.3		9.7
Assets of discontinued operation	3,721.2	[3]		3,821.4	[3]
Liabilities of discontinued operation	3,172.1	[3]		3,277.6	[3]
Collateralized By Government-Guaranteed Student Loans [Member]
Segment Reporting Information [Line Items]
Secured debt	$ 3,200.0

[1]	As part of our liquidity management strategy, we pledge assets to secure financing transactions (which include securitizations), borrowings from the FHLB and FRB, and for other purposes as required or permitted by law.
[2]	At March 31, 2014 we had pledged assets of $15.6 billion (including collateral for the FRB discount window and assets of the discontinued operation, amounts of which are not in the table above), which included $9.3 billion of loans (including amounts held for sale), $5.3 billion of operating lease assets, $0.9 billion of cash and $0.1 billion of investment securities.
[3]	The following table presents information on assets and liabilities related to Variable Interest Entities (VIEs) that are consolidated by the Company. The difference between VIE total assets and total liabilities represents the Company’s interests in those entities, which were eliminated in consolidation. The assets of the consolidated VIEs will be used to settle the liabilities of those entities and, except for the Company’s interest in the VIEs, are not available to the creditors of CIT or any affiliates of CIT.